IMPAIRMENT AND RESTRUCTURING CHARGES (Tables)	12 Months Ended
Dec. 31, 2011
IMPAIRMENT AND RESTRUCTURING CHARGES
Schedule of reconciliations of beginning and ending liability balances in connection with restructuring charges
	Balances at Beginning of Period	Restructuring Charges, Net	Cash Payments	Other	Balances at End of Period
Year Ended December 31, 2011
Continuing operations:
Lease and other costs, and employee severance-related costs in connection with hospital cost-control programs and general overhead-reduction plans	$4	$12	$(10)	$0	$6
Discontinued operations:
Employee severance-related costs, and other estimated costs associated with the sale or closure of hospitals and other facilities	6	1	(1)	(1)	5
	$10	$13	$(11)	$(1)	$11
Year Ended December 31, 2010
Continuing operations:
Lease and other costs, and employee severance-related costs in connection with hospital cost-control programs and general overhead-reduction plans	$6	$2	$(4)	$0	$4
Discontinued operations:
Employee severance-related costs, and other estimated costs associated with the sale or closure of hospitals and other facilities	8	(1)	(1)	0	6
	$14	$1	$(5)	$0	$10

	Balances at Beginning of Period	Restructuring Charges, Net	Cash Payments	Other	Balances at End of Period
Year Ended December 31, 2009
Continuing operations:
Lease and other costs, and employee severance-related costs in connection with hospital cost-control programs and general overhead-reduction plans	$12	$4	$(9)	$(1)	$6
Discontinued operations:
Employee severance-related costs, and other estimated costs associated with the sale or closure of hospitals and other facilities	15	7	(14)	0	8
	$27	$11	$(23)	$(1)	$14